Note Payable - Schedule of Note Payable (Details) - USD ($)	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Debt Disclosure [Abstract]
Balance as of period end	$ 18,535	$ 20,343
Less: current portion	7,714	7,520	$ 6,790
Long-term note payable, net	$ 10,821	$ 12,823	$ 20,342